Leases (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 02, 2022
Leases [Abstract]
Operating Lease, Liability				¥ 5,700,000
Subordinated Borrowing, Interest Rate	7.00%
Weighted average remaining lease term	2 years 7 months 24 days	2 years 11 months 4 days
Rent expenses	¥ 2,306,237	¥ 2,532,996	¥ 2,222,304